Annual Total Returns - FidelityOTCPortfolio-RetailPRO - FidelityOTCPortfolio-RetailPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	16.49%
Annual Return 2015	10.92%
Annual Return 2016	3.11%
Annual Return 2017	38.59%
Annual Return 2018	(3.21%)
Annual Return 2019	39.22%
Annual Return 2020	46.79%
Annual Return 2021	25.04%
Annual Return 2022	(32.12%)
Annual Return 2023	42.64%